employee future benefits - Pensions funded status presentation in statements of financial position (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Presented in the Consolidated statements of financial position as:
Other long-term assets	CAD 156	CAD 358
Other long-term liabilities	(537)	(484)
Funded status - plan surplus (deficit)	(381)	(126)
Pension plans
Presented in the Consolidated statements of financial position as:
Funded status - plan surplus (deficit)	(334)	(79)
Other defined benefit plans
Presented in the Consolidated statements of financial position as:
Funded status - plan surplus (deficit)	CAD (47)	CAD (47)